Consolidated Statements of Operations and Comprehensive Loss - Image P2P Trading Group Limited [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 40,981	$ 24,318	$ 1,209,107	$ 24,318	$ 45,431
Cost of revenues	45,991		1,206,693		601,119
Gross profit (loss)	(5,010)	24,318	2,414	24,318	(555,688)	0
Operating expenses:
Selling and marketing expenses	22,008	8,120	71,521	8,120	20,785
General and administrative expenses	45,954	88,816	233,771	429,002	496,154	308,297
Total operating expenses					516,939	308,297
Operating loss	(72,972)	(72,618)	(302,878)	(412,804)	(1,072,627)	(308,297)
Other income (expenses):
Government subsidy	61	(24,482)	6,098		24,050
Interest income	(40)				56
Interest expense	(56,089)	(49,733)	(182,200)	(118,632)	(148,961)	(40,937)
Other expense			(29,387)
Total other income (expenses)	(56,068)	(74,215)	(205,489)	(531,436)	(124,855)	(40,937)
Net loss before tax	(129,040)	(146,833)	(508,367)	(531,436)	(1,197,482)	(349,234)
Income tax
Net loss	(129,040)	(146,833)	(508,367)	(531,436)	(1,196,542)	(349,234)
Other comprehensive income:
Foreign currency translation gain	69,909	110,553	159,889	383,891	(302,596)	(245,495)
Comprehensive loss	$ (59,131)	$ (36,280)	$ (348,478)	$ (147,545)	$ (1,500,078)	$ (594,729)
Loss per share
Basic and diluted earnings per share	$ (25.78)	$ (29.34)	$ (101.57)	$ (106.18)	$ (239.26)	$ (69.78)
Basic and diluted weighted average shares outstanding	5,005	5,005	5,005	5,005	5,005	5,005